                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2004

Check here if Amendment [ ]; Amendment Number:
                                               ----------------
   This Amendment (Check only one):            [   ] is a restatement.
                                               [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Bedford Oak Advisors, LLC
Address:   100 South Bedford Road
           Mt. Kisco, New York 10549

Form 13F File Number:  28-05209

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Barry Kagan
Title:  Chief Financial Officer
Phone:  (914) 242-5720

Signature, Place, and Date of Signing:

/s/ Barry Kagan                     Mt. Kisco, New York             May 17, 2004
---------------                     -------------------             ------------
  [Signature]                          [City, State]                   [Date]

Report type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: [If there are no entries in this list, omit this section]

     None

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1*
                                            -----------

Form 13F Information Table Entry Total:        97
                                            -----------

Form 13F Information Table Value Total:     217,740
                                            -----------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

    No.                Form 13F File Number         Name
    ---                --------------------         ----
     1                     28-05211                 Harvey P. Eisen

* Mr. Eisen is the Investment Manager to Bedford Oak Advisors, LLC, which has investment discretion over the investment portfolios reported herein.





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

                                                                             Title           Market
Advisor               Fund        Base    Name of Issuer                      of    Cusip     Value        Share /    Share / Put /
                                Currency                                     Class            (USD)       Prn Amount   Prn    Call
-----------------------------------------------------------------------------------------------------------------------------------
BEDFORD OAK PARTNERS  13F GROUP    USD    AT&T CORP.CMN                       COM  001957505  1,957,000    100,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    ABBOTT LABORATORIESCMN              COM  002824100  5,199,000    126,500     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    ADTRAN INCCMN                       COM  00738A106  480,000      16,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    ALPHASMART, INC.CMN                 COM  02081F104  79,000       15,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    AMER INTL GROUP INCCMN              COM  026874107  4,638,000    65,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    AMKOR TECHNOLOGIES INCCMN           COM  031652100  15,000       1,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    ANHEUSER BUSCH COS INC.CMN          COM  035229103  2,550,000    50,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    APOGENT TECHNOLOGIES INCCMN         COM  03760A101  92,000       3,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    CALL/AAPL(AAQDT)
                                            @22.5  EXP04/17/2004              CALL 037833100  460,000      1,000       SH      CALL
BEDFORD OAK PARTNERS  13F GROUP    USD    APPLE COMPUTER INCCMN               COM  037833100  2,704,000    100,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    BANK OF AMERICA CORPCMN             COM  060505104  648,000      8,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    PUT/ONE(ONEPJ)
                                            @50 EXP04/17/2004                 PUT  06423A103  22,000       2,162       SH      PUT
BEDFORD OAK PARTNERS  13F GROUP    USD    BANK ONE CORP (NEW)CMN              COM  06423A103  8,723,000    160,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    BAXTER INTL INC7% EQUITY UNITS      CNV  071813406  432,000      8,000       PRN
BEDFORD OAK PARTNERS  13F GROUP    USD    BERKSHIRE HATHAWAY INC.CLASS B      COM  084670207  8,555,000    2,750       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    BIG 5 SPORTING GOODS CORPCMN        COM  08915P101  50,000       2,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    H & R BLOCK INC.CMN                 COM  093671105  5,103,000    100,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    BOSTON SCIENTIFIC CORP.
                                            COMMON STOCK                      COM  101137107  4,238,000    100,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    PUT/CI(CIPJ)
                                            @50 EXP04/17/2004                 PUT  125509109  7,000        900         SH      PUT
BEDFORD OAK PARTNERS  13F GROUP    USD    CIGNA CORPCMN                       COM  125509109  5,312,000    90,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    CAPITAL TRUST INC MDCMN             COM  14052H506  6,525,000    250,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    CHESAPEAKE ENERGY CORPCMN           COM  165167107  67,000       5,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    CITIGROUP INCORPORATEDCMN           COM  172967101  7,755,000    150,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    COEUR D-ALENE MINES CORPORD CMN     COM  192108108  56,000       8,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    CONSECO, INC.CMN                    COM  208464883  2,779,000    120,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    DANIELSON HOLDING CORP.CMN          COM  236274106  7,204,000    774,600     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    DELL INCCMN                         COM  24702R101  1,009,000    30,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    EQUITY OFFICE PROPERTIES
                                            TRUSTCMN                          COM  294741103  2,311,000    80,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    FANNIE MAE COMMON STOCKCMN          COM  313586109  446,000      6,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    GP STRATEGIES CORPCMN               COM  36225V104  14,694,000   2,132,682   SH
BEDFORD OAK PARTNERS  13F GROUP    USD    GENERAL ELECTRIC COCMN              COM  369604103  763,000      25,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    GLACIER WTR SVCS INCCMN             COM  376395109  1,618,000    77,600      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    GLAMIS GOLD LTDCMN                  COM  376775102  36,000       2,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    GTECH HOLDINGS CORPORATIONCMN       COM  400518106  59,000       1,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    HCA INCCMN                          COM  404119109  406,000      10,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    HCC INSURANCE HOLDINGS INCCMN       COM  404132102  970,000      30,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    PUT/HPQ(HHYPD)
                                            @20    EXP04/17/2004              PUT  428236103  21,000       2,099       SH      PUT
BEDFORD OAK PARTNERS  13F GROUP    USD    HEWLETT-PACKARD CO.CMN              COM  428236103  1,142,000    50,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    PUT/HD(HDPG)
                                            @35    EXP04/17/2004              PUT  437076102  12,000       1,150       SH      PUT
BEDFORD OAK PARTNERS  13F GROUP    USD    HOME DEPOT INCCMN                   COM  437076102  4,296,000    115,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    INTELIDATA TECHNOLOGIES CORPCMN     COM  45814T107  389,000      314,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    IVAX CORP (FLORIDA)CMN              COM  465823102  5,021,000    220,500     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    J P MORGAN CHASE & COCMN            COM  46625H100  11,117,000   265,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    JAPAN SMALLER
                                            CAPITALIZATIONMUTUAL FUND         COM  47109U104  108,000      7,600       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    JETBLUE AIRWAYS CORPORATIONCMN      COM  477143101  76,000       3,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    JOHNSON & JOHNSONCMN                COM  478160104  2,130,000    42,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    JOY GLOBAL INCCMN                   COM  481165108  28,000       1,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    K-SEA TRANSPORTATION PARTNERSCMN    COM  48268Y101  711,000      25,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    KB HOMECMN                          COM  48666K109  81,000       1,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    KIMBERLY CLARK CORPCMN              COM  494368103  3,155,000    50,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    LEGGETT & PLATT INCCMN              COM  524660107  1,186,000    50,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    LIBERTY MEDIA CORP NEWCMN
                                            SERIES A                          COM  530718105  12,045,000   1,100,000   SH
BEDFORD OAK PARTNERS  13F GROUP    USD    MANUFACTURED HOME CMNTYS INCCMN     COM  564682102  353,000      10,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    MED-DESIGN CORPCMN                  COM  583926100  1,317,000    343,900     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    MEDIS TECHNOLOGIES LTDCMN           COM  58500P107  608,000      45,900      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    MEDTRONIC INCCMN                    COM  585055106  955,000      20,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    MERIDIAN RESOURCE CORPCMN           COM  58977Q109  3,010,000    500,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    MICROSOFT CORPORATIONCMN            COM  594918104  1,247,000    50,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    MICRON TECHNOLOGY INCCMN            COM  595112103  2,089,000    125,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    MITSUBISHI TOKYO FINANCE
                                            GROUPADR CMN                      COM  606816106  70,000       7,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    MODEM MEDIA INCCMN CLASS A          COM  607533106  162,000      25,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    MOLEX INC CLASS-ACMN CLASS A        COM  608554200  2,605,000    100,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    MONSANTO COMPANYCMN                 COM  61166W101  73,000       2,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    NATL SEMICONDUCTOR CORPCMN          COM  637640103  4,443,000    100,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    NOMURA HOLDINGS, INC.SPONSORED
                                            ADR CMN                           COM  65535H208  16,000       900         SH
BEDFORD OAK PARTNERS  13F GROUP    USD    NORDSTROM INCCMN                    COM  655664100  120,000      3,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    NYFIX INCCMN                        COM  670712108  2,322,000    450,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    OXFORD HEALTH PLANS INCCMN          COM  691471106  1,954,000    40,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    PNC FINANCIAL SERVICES GROUPCMN     COM  693475105  831,000      15,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    PENN TREATY AMERN CORPCMN           COM  707874103  589,000      275,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    PHOENIX TECHNOLOGY LTDCMN           COM  719153108  1,269,000    235,500     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    PROLONG INTERNATIONAL CORPCMN       COM  743411100  54,000       200,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    REWARDS NETWORK INCCMN              COM  761557107  2,294,000    229,400     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    RITE AID CORPCMN                    COM  767754104  1,632,000    300,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    STANDARD & POORS DEP RCPTSSPDR      ETF  78462F103  113,000      1,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    S1 CORPORATIONCMN                   COM  78463B101  570,000      75,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    ST.PAUL COMPANIES INCCMN            COM  792860108  8,602,000    215,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    SCIENTIFIC GAMES
                                            CORPORATIONCMN CLASS A            COM  80874P109  56,000       3,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    PUT/SC(SCPH)
                                            @40    EXP04/17/2004              PUT  822703609  31,000       500         SH      PUT
BEDFORD OAK PARTNERS  13F GROUP    USD    SHELL TRNS&TRADNG PLC NY SHS
                                            (NEW)REPSTG 6 ORD SHS             COM  822703609  1,996,000    50,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    SONICWALL INCCMN                    COM  835470105  45,000       5,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    SOURCE INTERLINK COS INCCMN         COM  836151209  625,000      50,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    CALL/SGY(SGYEJ)
                                            @50    EXP05/22/2004              CALL 861642106  431,000      2,180       SH      CALL
BEDFORD OAK PARTNERS  13F GROUP    USD    TARGET CORPCMN                      COM  87612E106  1,351,000    30,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    TIME WARNER INC.CMN                 COM  887317105  5,722,000    339,400     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    UNUMPROVIDENT CORPORATIONCMN        COM  91529Y106  2,195,000    150,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    VALUEVISION MEDIA INCCMN CLASS A    COM  92047K107  7,658,000    498,900     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    VCAMPUS CORPORATIONCMN              COM  92240C308  613,000      216,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    VERIZON COMMUNICATIONSCMN           COM  92343V104  8,309,000    227,400     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    VIGNETTE CORPORATIONCMN             COM  926734104  414,000      200,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    WACHOVIA CORPCMN                    COM  929903102  2,327,000    49,500      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    WASHINGTON MUTUAL, INC.CMN          COM  939322103  427,000      10,000      SH
BEDFORD OAK PARTNERS  13F GROUP    USD    WATERS CORPORATIONCOMMON STOCK      COM  941848103  123,000      3,000       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    WEBMD CORPCMN                       COM  94769M105  2,223,000    250,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    XM SATELLITE RADIO HLDGS
                                            INCCMN CLASS A                    COM  983759101  6,145,000    220,000     SH
BEDFORD OAK PARTNERS  13F GROUP    USD    XTO ENERGY CORPCMN                  COM  98385X106  42,000       1,666       SH
BEDFORD OAK PARTNERS  13F GROUP    USD    COOPER INDUSTRIES LTDCMN CLASS A    COM  G24182100  229,000      4,000       SH
